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JESSICA HOWELL jessica.howell@dechert.com +1 617 728 7133 Direct +1 617 426 6567 Fax

August 5, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust, File Nos. 033-17619 and 811-05349 (the “Registrant”)
Post-Effective Amendment No. 478 (the “Amendment”) to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on July 31, 2015.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 617.728.7133.

Very truly yours,

/s/ Jessica Howell

Jessica Howell